Segmented disclosure (Tables)	12 Months Ended
Dec. 31, 2017
Segmented Disclosure Tables
Segmented disclosure on assets and liabilities
Segmented Disclosure (Rounded to 000’s)	Canada	United States	Total
31 December 2017
Current assets	$20,000	11,000	31,000
Long-term Assets
Assets held for sale	-	154,000	154,000
Resource properties	-	544,000	544,000
Property deposit	-	111,000	111,000
Other	10,000	-	10,000
Liabilities
Current liabilities	$(112,000)	(388,000)	(500,000)
31 December 2016
Current assets	$19,000	$67,000	$86,000
Long-term Assets
Assets held for sale	-	154,000	154,000
Resource properties	-	594,000	594,000
Other	9,000	-	9,000
Liabilities
Current liabilities	$(77,000)	$(791,000)	$(868,000)